Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Instrument [Line Items]
Schedule of Long-term Debt Instruments [Table Text Block]
MidAmerican Energy's long-term debt consists of the following, including amounts maturing within one year and unamortized premiums, discounts and debt issuance costs, as of December 31 (dollars in millions):

	Par Value	2015	2014

First mortgage bonds:
2.40%, due 2019	$500	$499	$498
3.70%, due 2023	250	248	248
3.50%, due 2024	500	502	296
4.80%, due 2043	350	345	345
4.40%, due 2044	400	394	394
4.25%, due 2046	450	444	—
Notes:
5.95% Series, due 2017	250	250	250
5.3% Series, due 2018	350	349	349
6.75% Series, due 2031	400	395	395
5.75% Series, due 2035	300	298	298
5.8% Series, due 2036	350	347	347
Turbine purchase obligation, 1.43%, due 2015(1)	—	—	420
Transmission upgrade obligation, 4.449%, due through 2035	5	4	—
Variable-rate tax-exempt bond obligation series: (weighted average interest rate- 2015-0.03%, 2014-0.07%)
Due 2016	34	33	33
Due 2017	4	4	4
Due 2023, issued in 1993	7	7	7
Due 2023, issued in 2008	57	57	57
Due 2024	35	35	35
Due 2025	13	13	13
Due 2038	45	45	45
Capital lease obligations - 4.16%, due through 2020	2	2	—
Total	$4,302	$4,271	$4,034

(1)
In conjunction with the construction of wind-powered generating facilities in 2012, MidAmerican Energy accrued as gross property, plant and equipment amounts for turbine purchases it is not contractually obligated to pay until December 2015. The amount ultimately payable was discounted and recognized upon delivery of the equipment as long-term debt. The discount was amortized as interest expense over the period until payment was due using the effective interest method.

MidAmerican Energy Company [Member]
Debt Instrument [Line Items]
Schedule of Maturities of Long-term Debt [Table Text Block]
The annual repayments of MidAmerican Energy's long-term debt for the years beginning January 1, 2016, and thereafter, excluding unamortized premiums, discounts and debt issuance costs, are as follows (in millions):

2016	$34
2017	254
2018	351
2019	500
2020	1
2021 and thereafter	3,162